Organization and Principal Activities (Details)					9 Months Ended		12 Months Ended
	Dec. 29, 2021 CNY (¥)	Nov. 01, 2017 CNY (¥)	Apr. 26, 2010 USD ($)	Apr. 05, 2007 USD ($)	Sep. 30, 2025 ton	Sep. 30, 2024	Dec. 31, 2024 ton	Dec. 31, 2023	Dec. 16, 2009
Organization and Principal Activities [Line Items]
Transmission product sale of sets					123,856	114,075	149,597	149,543
Electric industrial vehicles, description					HEVI’s electric industrial vehicle products currently include GEF-series electric forklifts, a series of lithium powered forklifts with three models ranging in size from 1.8 tons to 3.5 tons, GEL-1800, a 1.8-ton rated load lithium powered electric wheeled front loader, GEX-8000, an all-electric 8.0-ton rated load lithium powered wheeled excavator, and GEL-5000, an all-electric 5.0 ton rated load lithium wheeled front loader. In addition, HEVI introduced a line of mobile DC battery chargers that support DC powered EV applications. These products are currently available for purchase in the United States (“U.S.”). In August 2022, Greenland launched a 54,000 square foot industrial electric vehicle assembly site in Baltimore, Maryland to support local services, assembly and distribution of its electric industrial heavy equipment products line.		HEVI’s electric industrial vehicle products currently include GEF-series electric forklifts, a series of lithium powered forklifts with three models ranging in size from 1.8 tons to 3.5 tons, GEL-1800, a 1.8 ton rated load lithium powered electric wheeled front loader, GEX-8000, an all-electric 8.0 ton rated load lithium powered wheeled excavator, and GEL-5000, an all-electric 5.0 ton rated load lithium wheeled front loader. In addition, HEVI introduced a line of mobile DC battery chargers that support DC powered EV applications in the North America market. These products are available for purchase in the United States (“U.S.”) market. In August 2022, Greenland launched a 54,000 square foot industrial electric vehicle assembly site in Baltimore, Maryland to support local services, assembly and distribution of its electric industrial heavy equipment products line.
Percentage of outstanding ordinary shares					34.56%		45.69%
Consideration value (in Dollars) | $			$ 2,600,000
Hangzhou Greenland Energy Technologies Co., Ltd [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest in subsidiaries					100.00%		100.00%
Hengyu Capital, Ltd. [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest in subsidiaries					62.50%		62.50%
Zhongchai Holding [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest in subsidiaries					100.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Number of forklift trucks (in ton)					1		1
Maximum [Member]
Organization and Principal Activities [Line Items]
Number of forklift trucks (in ton)					15		15
Zhongchai Holding (Hong Kong) Limited [Member]
Organization and Principal Activities [Line Items]
Ownership interest					100.00%		100.00%
Zhejiang Zhongchai Machinery Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Interest owned					89.47%		89.47%
Zhejiang Zhongchai [Member]
Organization and Principal Activities [Line Items]
Interest owned	20.00%	10.53%		75.4717%
Purchase of equity	¥ 34,300,000	¥ 31,590,000		$ 8,000,000
Zhejiang Zhongchai to Zhongchai Holding [Member]
Organization and Principal Activities [Line Items]
Interest owned									75.4717%
Xinchang County Keyi Machinery Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Interest owned			24.5283%
Zhongchai Holding [Member]
Organization and Principal Activities [Line Items]
Interest owned					89.47%		89.47%
Jiuxin [Member]
Organization and Principal Activities [Line Items]
Interest owned					10.53%		10.53%